Right-of-use Assets and Lease Liabilities - Schedule of Lease Liability Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Operating lease commitments disclosed as at December 31, 2018				$ 103,034
Lease liabilities	$ 119,318	$ 191,403
Current lease liabilities	18,485	26,128
Non-current lease liabilities	100,833	$ 165,275
IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	78,937
Less short-term leases recognized on a straight-line basis as expense	(1,552)
Less Lease committed to at December 31, 2018 but not commenced at January 1, 2019	(8,074)
Lease liabilities	69,311		$ 69,311
Current lease liabilities	12,655
Non-current lease liabilities	$ 56,656